Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2023
Significant Accounting Estimates And Judgments [Abstract]
Significant accounting estimates and judgments
3.	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS
The preparation of the Group’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:
Fair value of unlisted equity investments and movie income right investments
The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.
Fair value of derivative financial assets in relation to the Agreements (Note 14)
The fair value of the derivative financial assets in relation to the Agreements was estimated using the Geometric Brownian Motion and simulated using the Monte Carlo Simulation (“MCS”) and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial instrument in relation to the Agreements as Level 3.
Credit risk management and ECL estimation
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.
The carrying amount of financial assets recorded in the consolidated financial statements, grossed up for any allowances for losses, represents the Group’s maximum exposure to credit risk.
Other than accounts receivable mentioned in Note 11, the credit risk on liquid funds is limited because the counterparties are mainly banks with sound credit. The directors of the Company consider the credit risk on other receivables are not significant after considering counterparties’ financial background and creditability. During the year ended December 31, 2021, 2022 and 2023, the Group recognized ECL for other receivables of nil, US$501 and nil
,

respectively.
The directors of the Company continuously monitor the credit quality and financial position of the immediate holding company and the level of exposure to ensure that the follow-up action is taken to recover the debt. The directors of the Company make individual assessment based on historical settlement records, past experience, and also quantitative and qualitative information that are reasonable and supportive forward-looking information (i.e. the forecasted default rate expected by the international credit-rating agencies). During the year ended December 31, 2021, 2022 and 2023, the Group recognized ECL for amount due from immediate holding company of
nil
,
nil
and US$
4,988
,

respectively.
The Group has loss allowance for other receivables of nil, US$501 and US$501 and amount due from immediate holding company of nil, nil and US$4,988 as of December 31, 2021, 2022 and 2023, respectively.